Pensions and other post-employment benefits - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net defined benefit
Past service cost and gains on curtailments	€ 13	€ 58	€ (131)
Interest expense /(income)	(26)		9
Total	157	153	31
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Current service cost	196	211	153
Past service cost and gains on curtailments	(17)	(63)	(140)
Interest expense /(income)	(26)		9
Settlements	€ 4	€ 5	€ 9